MORTGAGE LOANS ON REAL ESTATE	6 Months Ended
Jun. 30, 2026
Receivables [Abstract]
MORTGAGE LOANS ON REAL ESTATE	MORTGAGE LOANS ON REAL ESTATE
The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and residential. Commercial mortgage loans include agricultural mortgage loans. The breakdown of mortgage loans on real estate by portfolio segment is as follows:

AS OF US$ MILLIONS	June 30, 2026	December 31, 2025
Commercial mortgage loans	$11,486	$8,927
Residential mortgage loans	2,667	2,417
Total	14,153	11,344
Allowance for credit losses	(132)	(113)
Total, net of allowance	$14,021	$11,231
The Company’s commercial mortgage loan portfolio consists of loans collateralized by the related properties and diversified as to property type, location and loan size. The commercial mortgage loan portfolio is summarized by geographic region and property type as follows:

AS OF US$ MILLIONS, EXCEPT FOR PERCENTAGES	June 30, 2026		December 31, 2025
	Amount	Percentage	Amount	Percentage
Geographic distribution:
U.S.:
Pacific	$2,737	24%	$2,291	25%
Mountain	1,603	14%	1,409	16%
West North Central	218	2%	255	3%
West South Central	1,273	11%	1,197	13%
East North Central	691	6%	825	9%
East South Central	203	2%	146	2%
Middle Atlantic	699	6%	718	8%
South Atlantic	1,671	15%	1,831	21%
New England	157	1%	158	2%
U.K.	2,188	19%	22	0%
Other (multi-region and other international)	46	0%	75	1%
Total	$11,486	100%	$8,927	100%
Allowance for credit losses	(112)		(99)
Total, net of allowance	$11,374		$8,828

AS OF US$ MILLIONS, EXCEPT FOR PERCENTAGES	June 30, 2026		December 31, 2025
	Amount	Percentage	Amount	Percentage
Property type distribution:
Agricultural	$336	3%	$349	4%
Apartment	3,463	30%	2,461	28%
Hotel	1,194	10%	989	11%
Industrial	1,858	16%	1,825	20%
Office	2,006	18%	1,350	15%
Parking	176	2%	207	2%
Retail	1,631	14%	1,397	16%
Storage	139	1%	114	1%
Other	683	6%	235	3%
Total	$11,486	100%	$8,927	100%
Allowance for credit losses	(112)		(99)
Total, net of allowance	$11,374		$8,828
Interest income recognized on loans in non-accrual status and impaired loans was not significant for any of the periods presented.
Allowance for Credit Losses
The Company establishes a valuation allowance to provide for the risk of credit losses inherent in its mortgage loan portfolios. The valuation allowance is maintained at a level believed adequate by management to absorb estimated expected credit losses. The valuation allowance is based on amortized cost, which excludes accrued interest receivable. The Company does not measure a credit loss allowance on accrued interest receivable, and any uncollectible accrued interest receivable balances are written off to net investment income in a timely manner. The amount of uncollectible accrued interest receivable on its commercial or residential mortgage loan portfolios that was written off was not significant for any of the periods presented. The rollforward of the allowance for credit losses for mortgage loans for the three and six months ended June 30, 2026 and 2025 is shown below:

	2026		2025
FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Commercial mortgage loans	Residential mortgage loans	Commercial mortgage loans	Residential mortgage loans
Balance as of January 1	$(99)	$(14)	$(149)	$(9)
Provision	(6)	(6)	(12)	(1)
Write-offs charged against the allowance	16	1	3	—
Balance as of March 31	$(89)	$(19)	$(158)	$(10)
Recovery (provision)	(26)	(2)	18	(3)
Write-offs charged against the allowance	3	1	—	—
Balance as of June 30	$(112)	$(20)	$(140)	$(13)
Credit Quality Indicators
Mortgage loans are segregated by property type and quantitative and qualitative allowance factors are applied. Qualitative factors are developed quarterly based on the pooling of assets with similar risk characteristics and historical loss experience adjusted for the expected trend in the current market environment. Credit losses are pooled by property type as it represents the most similar and reliable risk characteristics in our portfolio. The amortized cost of mortgage loans by year of origination and aging category is shown below:

AS OF JUN. 30, 2026 US$ MILLIONS	Amortized Cost Basis by Origination Year
	2026	2025	2024	2023	2022	Prior	Total
Commercial mortgage loans:
Current	$595	$1,371	$1,009	$930	$2,715	$4,481	$11,101
30-59 days past due	—	—	—	45	—	95	140
60-89 days past due	—	—	—	—	—	44	44
Non-accrual	—	8	—	—	39	154	201
Residential mortgage loans:
Current	307	501	268	296	690	322	2,384
30-59 days past due	3	9	8	20	42	18	100
60-89 days past due	—	2	2	2	11	1	18
Non-accrual	—	2	9	65	68	21	165
Total mortgage loans on real estate	$905	$1,893	$1,296	$1,358	$3,565	$5,136	$14,153
Allowance for credit losses							(132)
Total, net of allowance							$14,021

AS OF DEC. 31, 2025 US$ MILLIONS	Amortized Cost Basis by Origination Year
	2025	2024	2023	2022	2021	Prior	Total
Commercial mortgage loans:
Current	$1,112	$358	$309	$2,119	$978	$3,666	$8,542
30-59 days past due	—	83	—	94	—	—	177
60-89 days past due	—	—	29	10	—	2	41
Non-accrual	—	—	—	11	59	97	167
Residential mortgage loans:
Current	376	302	390	766	182	114	2,130
30-59 days past due	3	9	18	34	11	5	80
60-89 days past due	1	2	11	22	2	2	40
Non-accrual	1	4	76	66	10	10	167
Total mortgage loans on real estate	$1,493	$758	$833	$3,122	$1,242	$3,896	$11,344
Allowance for credit losses							(113)
Total, net of allowance							$11,231
It is the Company’s policy to not accrue interest on loans that are 90 days delinquent and where amounts are determined to be uncollectible. As of June 30, 2026, 265 mortgage loans were past due over 90 days or in non-accrual status (December 31, 2025 – 279 mortgage loans).
The Company’s commercial and residential mortgage loans may be subject to loan modifications. Loan modifications may be granted to borrowers experiencing financial difficulty and could include principal forgiveness, interest rate reduction, an other-than-insignificant payment delay or a term extension. A loan modification typically does not result in a change in valuation allowance as it is already incorporated into the Company’s allowance methodology. However, if the Company grants a borrower experiencing financial difficulty principal forgiveness, the amount of principal forgiven would be written off, which would reduce the amortized cost of the loan and result in an adjustment to the valuation allowance. The carrying amounts of mortgage loans experiencing financial difficulty were not significant for any of the periods presented.
PRIVATE LOANS
The following table summarizes the credit ratings of our private loans:

AS OF US$ MILLIONS	June 30, 2026	December 31, 2025
A or higher	$2,108	$2,148
BBB	1,728	1,342
BB and below	2,884	2,918
Unrated(1)	2,687	2,007
Total	$9,407	$8,415
__________________________
(1)Due to the nature of private loans, external agency credit ratings may not be readily available. Where appropriate, the Company obtains non-published credit ratings from one or more third-party rating agencies, which are determined based on an independent evaluation of the transaction. For other loans without published or private credit ratings, the Company assigns internal risk ratings, based on its investment selection and monitoring process and policies. These internal risk ratings are categorized as “Unrated” above.
Allowance for Credit Losses
The rollforward of the allowance for credit losses for private loans is shown below:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	2026	2025
Balance as of January 1	$(181)	$(97)
Recovery (provision)	11	(8)
Balance as of March 31	$(170)	$(105)
Recovery (provision)	18	(10)
Write-offs charged against the allowance	22	—
Balance as of June 30	$(130)	$(115)
The Company’s private loans may be subject to loan modifications. Loan modifications may be granted to borrowers experiencing financial difficulties and could include term extensions. For the six months ended June 30, 2026 and 2025, the Company did not have a significant amount of private loans that it modified for borrowers experiencing financial difficulty. Impaired loans were not significant for any of the periods presented.